MATTHEWS INTERNATIONAL FUNDS

dba MATTHEWS ASIA FUNDS (THE “TRUST”)

Supplement dated February 20, 2025

to the Prospectus for

the Matthews Asian Growth and Income Fund (the “Fund”)

dated April 29, 2024, as supplemented

For all existing shareholders of the Matthews Asian Growth and Income Fund – Investor Class (MACSX) and Institutional Class (MICSX):

On February 19, 2025, at a special meeting of shareholders of the Fund, shareholders approved the reorganization of the Fund with the Matthews Emerging Markets Equity Fund (the “Reorganization”), a separate series of the Trust. The Reorganization is expected to be completed on or about March 14, 2025.

In preparation for the Reorganization, the existing portfolio managers of the Fund will be replaced by a transition team of portfolio managers, which includes a Lead Manager of the Matthews Emerging Markets Equity Fund.

Accordingly, effective immediately, Kenneth Lowe, CFA, Siddharth Bhargava and Elli Lee will no longer serve as portfolio managers of the Fund. Also effective immediately, Sean Taylor will act as Lead Manager of the Fund and Sojung Park will act as Co-Manager of the Fund.

Therefore, effective immediately, the disclosure under the heading “Matthews Asian Growth and Income Fund – Portfolio Managers” in the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

Lead Manager: Sean Taylor has been a Portfolio Manager of the Matthews Asian Growth and Income Fund since 2025.

Co-Manager: Sojung Park has been a Portfolio Manager of the Matthews Asian Growth and Income Fund since 2025.

The Portfolio Managers are primarily responsible for the Fund’s day-to-day investment management decisions. The Lead Manager is supported by and consults with the Co-Manager.

Effective immediately, the disclosure relating to Kenneth Lowe, CFA, Siddharth Bhargava, Elli Lee and Sean Taylor in the table under “Management of the Funds – Portfolio Managers” beginning on page 112 of the Prospectus are removed in their entirety and replaced with the following:

KENNETH LOWE, CFA
Kenneth Lowe is a Portfolio Manager at Matthews and manages the firm’s Asia Dividend Strategy. Prior to joining Matthews in 2010, he was an Investment Manager on the Asia and Global Emerging Market Equities Team at Martin Currie Investment Management in Edinburgh, Scotland. Kenneth received an M.A. in Applied Mathematics and Economics from the University of Glasgow. Kenneth has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2022 and of the Matthews Asia Dividend Active ETF since its inception in 2023.	Lead Manager Matthews Asia Dividend Fund Matthews Asia Dividend Active ETF

SIDDHARTH BHARGAVA
Siddharth Bhargava is a Portfolio Manager at Matthews and co-manages the firm’s Asia Dividend Strategy. Prior to joining the firm in 2011, he was an Investment Analyst at Navigator Capital. Siddharth also served as a credit and debt market research assistant to Dr. Edward Altman at the New York University Salomon Center. From 2005 to 2008, he was a Credit Analyst at Sandell Asset Management. Siddharth received a B.A. in Economics from the University of Virginia and an MBA from the Stern School of Business at New York University. He is fluent in Hindi and conversational in German. Siddharth has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2022 and of the Matthews Asia Dividend Active ETF since its inception in 2023.	Co-Manager Matthews Asia Dividend Fund Matthews Asia Dividend Active ETF

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ELLI LEE
Elli Lee is a Portfolio Manager at Matthews and manages the firm’s Korea Strategy and co-manages the firm’s Asia Dividend, China Dividend and China Total Return Equity Strategies. Prior to joining the firm in 2016, Elli worked at Bank of America Merrill Lynch for 10 years, most recently in Korean Equity Sales and previously as an Equity Research Analyst covering South Korea’s engineering, construction, steel and education sectors. From 2003 to 2005, Elli was an Investor Relations Specialist at Hana Financial Group in Seoul. She earned a Master of Science in Global Finance from the Hong Kong University of Science and Technology Business School and New York University Stern School of Business, and received a B.A. in Economics from Bates College. Elli is fluent in Korean. Elli has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2022, of the Matthews Korea Active ETF since 2023 and of the Matthews Asia Dividend Active ETF since its inception in 2023.	Lead Manager Matthews Korea Active ETF Co-Manager Matthews Asia Dividend Fund Matthews Asia Dividend Active ETF Matthews China Dividend Fund

SEAN TAYLOR
Sean Taylor is Chief Investment Officer and Portfolio Manager at Matthews, and manages the firm’s Emerging Markets Equity, Pacific Tiger, Asian Growth and Income, and Asia ex Japan Total Return Equity Strategies and co-manages the firm’s Emerging Markets ex China Strategy. Prior to joining Matthews in October 2023, he was Chief Investment Officer APAC, Global Head of Emerging Markets Equity at DWS Group based in Hong Kong since 2013. From 2004 to 2011, he was an Investment Director at GAM Investments, based in London and Dubai. From 1997 to 2004, he was at Societe Generale as Head of International and Emerging Markets. Sean has over 30 years of experience, including more than a decade as a CIO. He has overseen a number of emerging markets active strategies, including Latin America, India, China, Brazil, Russia as well as international and global strategies during his career. He received his MBA from Manchester Business School and is a graduate of the Royal Military Academy, Sandhurst. Sean has been a Portfolio Manager of the Matthews Pacific Tiger Fund, Matthews Pacific Tiger Active ETF, Matthews Emerging Markets Equity Fund, Matthews Emerging Markets Equity Active ETF and Matthews Emerging Markets ex China Active ETF since 2023 and of the Matthews Asian Growth and Income Fund since 2025.

Lead Manager

Matthews Emerging Markets Equity Fund

Matthews Emerging Markets Equity Active ETF

Matthews Pacific Tiger Fund

Matthews Pacific Tiger Active ETF

Matthews Asian Growth and Income Fund

Co-Manager

Matthews Emerging Markets ex China Active ETF

In addition, effective immediately, the following disclosure for Sojung Park is added to the table under “Management of the Funds – Portfolio Managers” beginning on page 112 of the Prospectus:

SOJUNG PARK
Sojung Park is a Portfolio Manager at Matthews Asia and manages the firm’s Korea Strategy and co-manages the firm’s Emerging Markets ex China, Asia ex Japan Total Return Equity and Asian Growth and Income Strategies. Prior to joining the firm in 2016, she earned an MBA from the University of Chicago’s Booth School of Business. From 2010 to 2013, Sojung worked as an Equity Research Analyst at HSBC Securities as primary analyst for mid-cap companies in the Korean financial services sector, and from 2009 to 2010, was an Equity Research Associate at E*Trade Securities. She received a Bachelor of Business Administration from Seoul National University and is fluent in Korean. Sojung has been a Portfolio Manager of the Matthews Korea Active ETF since 2023, of the Matthews Emerging Markets ex China Active ETF since 2024 and of the Matthews Asian Growth and Income Fund since 2025.	Lead Manager Matthews Korea Active ETF Co-Manager Matthews Asian Growth and Income Fund Matthew Emerging Markets ex China Active ETF

Please retain this Supplement for future reference.

ST091

2

MATTHEWS INTERNATIONAL FUNDS

dba MATTHEWS ASIA FUNDS

Supplement dated February 20, 2025

to the Statement of Additional Information (the “SAI”)

dated April 29, 2024, as supplemented

For all existing shareholders of the Matthews Asian Growth and Income Fund (the “Fund”):

Effective immediately, Kenneth Lowe, CFA, Siddharth Bhargava and Elli Lee will no longer serve as portfolio managers of the Fund. Also effective immediately, Sean Taylor will act as Lead Manager of the Fund and Sojung Park will act as Co-Manager of the Fund.

Therefore, effective immediately, the disclosure relating to Kenneth Lowe, CFA, Siddharth Bhargava, Elli Lee, Sean Taylor and Sojung Park in the table under the heading “Management of the Funds – Portfolio Managers” beginning on page 53 of the SAI is hereby removed and replaced with the following:

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Kenneth Lowe, CFA Lead Manager of Matthews Asia Dividend Fund and Matthews Asia Dividend Active ETF	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	0 2 0	0 $258,898,669 0	0 0 0	0 0 0

Siddharth Bhargava Co-Manager of Matthews Asia Dividend Fund and Matthews Asia Dividend Active ETF	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	0 1 0	0 $76,269,831 0	0 0 0	0 0 0

Elli Lee Lead Manager of the Matthews Korea Active ETF Co-Manager of Matthews Asia Dividend Fund, Matthews Asia Dividend Active ETF and Matthews China Dividend Fund	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	0 3 0	0 $264,201,913 0	0 0 0	0 0 0

Sean Taylor[2]

Lead Manager of the Matthews Emerging Markets Equity Fund, Matthews Emerging Markets Equity Active ETF, Matthews Pacific Tiger Fund, Matthews Pacific Tiger Active ETF, and Matthews Asian Growth and Income Fund

Co-Manager of the Matthews Emerging Markets ex China Active ETF

	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	0 4 0	0 $219,034,156 0	0 0 0	0 0 0

Sojung Park[2] Lead Manager of the Matthews Korea Active ETF Co-Manager of the Matthews Asian Growth and Income Fund and Matthews Emerging Markets ex China Active ETF	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	0 1 0	0 $49,909,210 0	0 0 0	0 0 0

2 Information provided as of February 18, 2025.

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In addition, effective immediately, the disclosure relating to Kenneth Lowe, CFA, Sean Taylor and Sojung Park in the table under the heading “Management of the Funds – Portfolio Managers” beginning on page 58 of the SAI is hereby removed and replaced with the following:

Name of Portfolio Manager	Dollar Range of Equity Securities in Each Fund
Lowe, Kenneth	Matthews Asian Growth and Income Fund*	$10,001-$50,000

Taylor, Sean††	None

Park, Sojung††	Matthews Korea Active ETF	$1-$10,000

*	The Portfolio Manager does not have responsibility for the day-to-day management of this Fund’s portfolio.

††	Information provided as of February 18, 2025.

Please retain this Supplement for future reference.

ST092

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